Warrant Liability (Details) - Schedule of Warrant Liability - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period	$ 2,734,804		$ 2,176,686
Balance-Ending of period	156,433		2,734,804
Warrants issued	339,200		12,533,230
Exercise Of pre-funded warrants	(152,314)		(2,782,841)
Transfer to equity	(3,975,046)
Change in fair value	1,517,389		(9,192,271)
Transaction Costs	(307,600)
Issued November Three Two Thousand Twenty One [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period	197,733		2,176,686
Balance-Ending of period			197,733
Warrants issued
Exercise Of pre-funded warrants
Transfer to equity
Change in fair value	(197,733)		(1,978,953)
Transaction Costs
Issued January Eleven Two Thousand Twenty Two [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period	501,330
Balance-Ending of period	3,158		501,330
Warrants issued			10,038,418
Exercise Of pre-funded warrants			(2,560,400)
Transfer to equity
Change in fair value	(498,172)		(6,976,688)
Transaction Costs
Issued October Twelve Two Thousand Twenty Two [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period	2,035,741
Balance-Ending of period			2,035,741
Warrants issued			2,494,812
Exercise Of pre-funded warrants			(222,441)
Transfer to equity	(564,946)
Change in fair value	(1,470,795)		(236,630)
Transaction Costs
Issued January Nineteen Two Thousand Twenty Three [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period
Balance-Ending of period
Warrants issued
Exercise Of pre-funded warrants
Transfer to equity	(3,410,100)
Change in fair value	3,410,100	[1]
Transaction Costs
Issued October Thrity One Two Thousand Twenty Three [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Balance-beginning of period
Balance-Ending of period	153,275
Warrants issued	339,200
Exercise Of pre-funded warrants	(152,314)
Transfer to equity
Change in fair value	273,989
Transaction Costs	$ (307,600)

[1]	Includes the fair value of the issuance of the 25,776 inducement warrants in the amount of $2,875,580.